Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Loss before provision for income taxes	$ (5,168,642)	$ (6,659,422)	$ (2,307,119)
Cayman [Member]
Loss before provision for income taxes	(4,851,668)	(6,470,553)	(2,307,119)
United States [Member]
Loss before provision for income taxes	(316,142)	(188,869)
Hong Kong [Member]
Loss before provision for income taxes	$ (832)